Investments (Securities Lending) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Securities Financing Transaction [Line Items]
Cash collateral on deposit from counterparties	$ 30,197	$ 30,826
Security collateral on deposit from counterparties	50	83
Reinvestment portfolio — estimated fair value	30,258	31,314
Amortized cost
Securities Financing Transaction [Line Items]
Securities loaned	27,223	26,989
Estimated fair value
Securities Financing Transaction [Line Items]
Securities loaned	$ 29,646	$ 30,269